IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Market Risk [Line Items]
Total VaR (one-day measure)	$ 39.5
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.5
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.6
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	14.5
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.7
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	31.0
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.3
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(61.1)
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	42.2	$ 45.8	$ 28.4
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.6	7.4	12.4
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	14.8	20.1	19.8
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.1	13.8	8.3
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.1	4.8	4.1
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	37.1	38.6	6.0
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	15.3	15.7	19.6
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(58.8)	$ (54.6)	$ (41.8)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	66.5
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	25.1
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.1
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	23.7
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	44.4
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	65.5
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.7
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.0
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.5
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.5
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.4
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.3
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	24.4
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 12.7